N-2 - $ / shares	12 Months Ended
	Apr. 30, 2023		Apr. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001223026
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Pioneer Municipal High Income Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES
The Fund’s primary investment objective is to provide its common stockholders with a high level of current income exempt from regular federal income tax. Distributions of interest income from the Fund’s portfolio of municipal securities generally will be exempt from regular federal income tax. As a secondary investment objective, the Fund also may seek capital appreciation to the extent consistent with its primary objective. Distributions from sources other than interest income from the Fund’s portfolio of municipal securities, including capital gain distributions, are not exempt from regular federal income tax.
The Fund’s investment objectives and its policy with respect to investment in municipal securities are fundamental policies and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. There can be no assurance that the Fund will achieve its investment objectives.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all (at least 80%) of its assets (net assets plus borrowings for investment purposes) in debt securities and other obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (“municipal securities”). Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Municipal securities include private activity bonds, pre-refunded municipal securities and auction rate securities. The municipal securities in which the Fund invests may have fixed or variable principal payments and all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
Although distributions of interest income from the Fund’s municipal securities generally are exempt from regular federal income tax, distributions from other sources, including capital gain distributions, are not. Up to 25% of the Fund’s total assets may be invested in municipal securities the interest income on which is a preference item for purposes of the alternative minimum tax for individuals or entities that are subject to such tax. All interest on municipal securities may result in or increase a corporate stockholder’s liability for federal alternative minimum tax. Stockholders should consult a tax adviser about whether an alternative minimum tax applies to them and about state and local taxes on their distributions from the Fund.
The Fund may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities. In managing the Fund’s portfolio, the Adviser adjusts the portfolio’s duration and overall credit quality in light of changing market and economic conditions. In making decisions with respect to specific municipal securities for the Fund’s portfolio, the Adviser employs a disciplined approach, driven primarily by proprietary research regarding prevailing interest rates, economic fundamentals at both the national and state levels and in-depth credit research conducted by the Adviser’s investment staff.
The Fund may invest in securities of issuers that are in default or that are in bankruptcy.
Security selection
The Adviser anticipates that the Fund’s investments in revenue obligations will emphasize municipal securities backed by revenue from essential services, such as hospitals and healthcare, power generation, transportation, education and housing. The Adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the Fund’s investment objectives. In assessing the appropriate maturity, rating and sector weightings of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the Adviser determines the preferable portfolio characteristics, the Adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.
The Adviser attempts to identify investment grade and below investment grade municipal securities that are trading at attractive valuations relative to the Adviser’s evaluation of the issuer’s credit worthiness and, with respect to private activity bonds, the profit potential of the corporation from which the revenue supporting the bonds is derived. The Adviser’s overall investment approach is both top-down and bottom-up. The Adviser first seeks to identify the sectors or regions of the municipal bond market that present the best relative value opportunities, and then bases the Fund’s overall sector and regional weightings on that determination. Once the Adviser establishes the overall regional and sector weightings, the Adviser focuses on selecting those securities within each sector or region that meet its fundamental criteria. In determining sector weightings, the Fund’s portfolio management team also maintains frequent contact with the Adviser’s investment professionals who follow U.S. equities and those who focus on corporate fixed income investments. In many cases, the Adviser will augment its municipal bond credit research and security selection processes with equity research analysis. The Adviser has a fundamental bias towards long-term security selection, rather than engaging in frequent “market timing” or short-term trading. There can be no assurance that this process will be successful.
Duration management
The Adviser actively manages the duration of the Fund’s portfolio of municipal securities based primarily on the Adviser’s outlook for interest rates. The Adviser considers economic trends, Federal Reserve Board actions and capital markets activity, among other factors, in developing its outlook for interest rates. The Adviser believes that maintaining duration at an appropriate level offers the potential for above-average returns while limiting the risks of interest rate volatility. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bond. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. For example, if the Fund has a two year duration, then all other things being equal, the Fund will decrease in value by two percent if interest rates rise one percent. The Adviser modifies the average duration of the Fund’s portfolio in response to market conditions. The Adviser may employ certain strategies to reduce the Fund’s interest rate sensitivity, including investments in interest rate swap or cap transactions. There is no assurance that the Adviser will do so or that such strategies will be successful.
Credit management
The Fund may invest in municipal securities with a broad range of credit ratings, including both investment grade and below investment grade municipal securities. At least 40% of the Fund’s portfolio of municipal securities will be rated investment grade at the time of acquisition (that is, at least Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Ratings Group (“S&P”) or, if unrated, determined by the Adviser to be of comparable credit quality. The Fund may consider its investment in one or more other funds, including ETFs, for purposes of satisfying this policy if such other fund invests substantially all of its assets in investment grade municipal securities.  No more than 60% of the Fund’s portfolio of municipal securities will be rated below investment grade at the time of acquisition (that is, Ba or lower by Moody’s or BB or lower by S&P or, if unrated, determined by the Adviser to be of comparable credit quality). Municipal securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and are commonly referred to as “junk bonds” or “high yield securities.” They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated municipal securities. Municipal securities rated Ba or BB may face significant ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the issuer being unable to meet its financial commitments. The protection of interest and principal payments may be moderate and not well-safeguarded during both good and bad times. Municipal securities rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be low, and such municipal securities are more vulnerable to nonpayment than obligations rated BB. Adverse business, financial or economic conditions will likely impair the issuer’s capacity or willingness to meet its financial commitment on municipal securities. Municipal securities rated CCC, CC, C, Caa, Ca or C are generally speculative to a high degree. These municipal securities may be in default or there may be present elements of danger with respect to principal or interest. Generally, issuers are dependent upon favorable business, financial and economic conditions to meet their financial commitment on such municipal securities. The Fund may invest in high yield municipal securities of any rating, including securities that are in default at the time of purchase.
The Adviser determines the allocation of the Fund’s assets among securities with different credit ratings depending upon the Adviser’s evaluation of factors such as the spread between the yields on municipal securities of different ratings, changes in default rates, general economic conditions and the outlook for fiscal issues facing municipal issuers. Generally, as the spread between the yield on investment grade and non-investment grade securities widens, the Adviser will allocate a greater portion of the Fund’s assets to non-investment grade municipal securities. If the spread based on relative credit quality narrows, the Adviser may determine that high yield municipal securities no longer offer a sufficient risk premium and increase the average credit quality of the Fund’s portfolio. As the economy strengthens and the default risk lessens, the Adviser may increase the Fund’s investment in lower quality non-investment grade securities. The Adviser also seeks to mitigate the risks of investing in below investment grade securities through a disciplined approach, driven primarily by fundamental research to assess an issuer’s credit quality and the relative value of its securities. Moreover, with respect to below investment grade securities that are private activity bonds, the Adviser intends to emphasize securities that are backed by revenue from publicly traded companies. The Adviser believes that this focus offers the potential for an informational advantage due to the substantial reporting requirements of public companies. With respect to investments in below investment grade private activity bonds, the Adviser also seeks to leverage its corporate credit research capabilities by selecting securities for the Fund payable by revenue derived from issuers followed by its staff focusing on below investment grade corporate issuers. The Adviser believes that a prudent blend of investment grade and non-investment grade municipal securities offers investors the opportunity for high current yield while managing credit risk. High yield municipal securities have also shown low correlation to other asset classes, including corporate bonds and U.S. Treasury securities, providing potential diversification to an investment portfolio.
Portfolio Contents
Municipal securities. Municipal securities are often issued to obtain funds for various public purposes, including refunding outstanding obligations, funding for general operating expenses and lending to other public institutions and facilities. Municipal securities also include certain “private activity bonds” or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations. The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest, although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. The obligations of the issuer of a revenue obligation may, in addition, be backed by a letter of credit from a bank, a guarantee from another issuer or insurance. The credit rating assigned to municipal securities may reflect the existence of these guarantees, letters of credit or other credit enhancement features. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds, zero coupon bonds, deferred interest bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there are a variety of hybrid and special types of municipal securities.
One or a small number of institutional investors such as the Fund may purchase an entire issue of municipal securities. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities may be readily marketable.
Although distributions of interest income from the Fund’s municipal securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your common shares are not. You should consult your tax adviser as to whether the alternative minimum tax applies to you and as to whether you will be subject to state and local taxes on your distributions from the Fund.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. The Fund cannot predict what legislation, if any, may be proposed in the future in Congress regarding the federal income tax status of interest on municipal securities. Such proposals, if enacted, might materially and adversely affect the Fund.
The Fund may invest 25% or more of the value of its total assets in municipal securities of issuers located in the same state or territory or in the same economic sector. The Fund will not invest more than 25% of its total assets in issuers in a single industry. Governmental issuers of municipal securities are not considered part of any industry.
The Fund may invest in municipal securities that are collateralized by the proceeds from class action or other litigation against the tobacco industry. Payment by tobacco industry participants of such proceeds is spread over several years, and the collection and distribution of such proceeds to the issuers of municipal securities is dependent upon the financial health of such tobacco industry participants, which cannot be assured. Additional litigation, government regulation or prohibition on the sales of tobacco products, or the seeking of protection under the bankruptcy laws, could adversely affect the tobacco industry which, in turn, could have an adverse affect on tobacco-related municipal securities. Under normal market conditions, the Fund intends to limit its investment in tobacco settlement bonds to approximately 25% of the Fund’s total assets.
Municipal leases and certificates of participation. The Fund may invest in municipal leases and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligations or revenue obligations. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure fully to recover the Fund’s original investment. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality and risk of cancellation of such unrated leases will be monitored on an ongoing basis.
A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’ notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
Certain municipal lease obligations and certificates of participation may be deemed to be illiquid for the purpose of the Fund’s limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Fund may be determined by the Adviser, pursuant to guidelines adopted by the Board of Directors, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, the Adviser will consider a variety of factors, including: (i) the willingness of dealers to bid for the obligation; (ii) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (iii) the frequency of trades or quotes for the obligation; and (iv) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.
Municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged.
In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.  An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.
Tax-exempt commercial paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance the working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
Pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
Private activity bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The Fund’s distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.
Tender option bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the Fund’s credit quality requirements, to be inadequate and the bond would not otherwise be readily marketable. The Fund intends to invest in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the Adviser, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (the “IRS”) will agree with such counsel’s opinion in any particular case, there is a risk that the Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees in relation to various regulated investment company tax provisions, is unclear. The Fund intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.
Auction rate securities. The Fund may invest in auction rate securities. Auction rate securities include auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities (collectively, “auction rate securities”). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities. The Fund will take the time remaining until the next scheduled auction date into account for purpose of determining the securities’ duration. The Fund’s investments in auction rate securities of closed-end funds are subject to the limitations prescribed by the 1940 Act.
Illiquid securities. The Fund may invest in bonds or other municipal securities that lack a secondary trading market or are otherwise considered illiquid. Liquidity of a security relates to the ability easily to dispose of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable, more liquid security. The Fund may invest up to 20% of its total assets in illiquid investments. Such investments may affect the Fund’s ability to realize its net asset value in the event of a voluntary or involuntary liquidation of its assets.
Structured securities. The Fund may invest in structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (“reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the reference. The terms of the structured securities may provide, in certain circumstances, that no principal is due at maturity and, therefore, may result in a loss of the Fund’s investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities.
Insured municipal securities. The Fund may invest in “insured” municipal securities, which are securities for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance only entitles the Fund to receive at maturity the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the municipal securities or the value of the shares of the Fund. The Fund may utilize new issue or secondary market insurance. A bond issuer who wishes to increase the credit rating of a security purchases a new issue insurance policy. By paying a premium and meeting the insurer’s underwriting standards, the bond issuer is able to obtain a high credit rating (usually, Aaa from Moody’s or AAA from S&P) for the issued security. Such insurance is likely to increase the purchase price and resale value of the security. New issue insurance policies are non-cancelable and continue in force as long as the bonds are outstanding. A secondary market insurance policy is purchased by an investor subsequent to a bond’s original issuance and generally insures a particular bond for the remainder of its term.
Standby commitments. In order to enhance the liquidity of municipal securities, the Fund may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a “standby commitment” or “liquidity put,” depending on its characteristics. The aggregate price which the Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms. Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party’s ability to purchase the security. The right to sell may be exercisable on demand or at specified intervals and may form part of a security or be acquired separately by the Fund.
Because the period prior to the put date is generally less than 365 days, the Fund generally values the municipal securities subject to standby commitments at amortized cost. The Board of Directors has adopted procedures pursuant to which the Adviser may determine that amortized cost represents the fair value of these securities. The exercise price of the standby commitments is expected to approximate such amortized cost. Consequently, no separate value is assigned to standby commitments for purposes of determining the Fund’s net asset value. The cost of a standby commitment is carried as unrealized depreciation from the time of purchase until it is exercised or expires. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Fund’s policy is to enter into standby commitment transactions only with banks, brokers or dealers that present a minimal risk of default. However, this policy reduces, but does not eliminate, the risk of default by the standby commitment writer.
Use of leverage by the Fund. The Fund may use financial leverage on an ongoing basis for investment purposes. The Fund currently uses leverage through the issuance of Variable Rate MuniFund Term Preferred Shares (“VMTP Shares”). VMTP Shares are issued via private placement and are not publicly available. Leverage creates special risks not associated with unleveraged funds having a similar investment objectives and policies. These include the possibility of higher volatility of both the net asset value of the Fund and the value of assets serving as asset coverage for the borrowing. The fees and expenses attributed to leverage, including any increase in the management fees, will be borne by holders of common shares. The Adviser intends only to leverage the Fund when it believes that the potential total return on additional investments purchased with the proceeds of leverage is likely to exceed the costs incurred in connection with the leverage. The Fund may not be leveraged at all times, and the amount of leverage, if any, may vary depending on a variety of factors, including the Adviser’s outlook for interest rates and credit markets and the costs that the Fund would incur as a result of such leverage. The Fund’s leveraging strategy may not be successful.
Except for the Fund’s investment objectives and the Fund’s policy to invest at least 80% of its assets in municipal securities, the Fund’s investment strategies and policies may be changed from time to time without stockholder approval, unless specifically stated otherwise.
Other investments. Normally, the Fund will invest substantially all of its assets to meet its investment objectives. The Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or it may hold cash. For temporary defensive purposes, the Fund may depart from its principal investment strategies and invest part or all of its assets in securities with remaining maturities of less than one year or cash equivalents, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objectives.
Zero coupon securities. The Fund may invest in zero coupon securities. Zero coupon securities are debt instruments that do not pay interest during the life of the security but are issued at a discount from the amount the investor will receive when the issuer repays the amount borrowed (the face value). The discount approximates the total amount of interest that would be paid at an assumed interest rate.
Derivatives. The Fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps, credit-linked notes and other derivatives. The Fund also may enter into credit default swaps, which can be used to acquire or to transfer the credit risk of a security or index of securities without buying or selling the security or securities comprising the relevant index. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The Fund may use derivatives for a variety of purposes, including:

•	In an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
•	As a substitute for purchasing or selling securities
•	To attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative
•	To manage portfolio characteristics (for example, the duration or credit quality of the Fund’s portfolio)
•	As a cash flow management technique
The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
Other investment companies. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and principal investment strategies and permissible under the 1940 Act. Subject to the limitations on investment in other investment companies, the Fund may invest in “ETFs.”
Repurchase agreements. In a repurchase agreement, the Fund purchases securities from a broker/dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.

Risk Factors [Table Text Block]
PRINCIPAL RISKS
General. The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading tool. The Fund is not a complete investment program and should be considered only as an addition to an investor’s existing portfolio of investments. Because the Fund may invest substantially in high yield debt securities, an investment in the Fund’s shares is speculative in that it involves a high degree of risk. Due to uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Instruments in which the Fund invests may only have limited liquidity, or may be illiquid.
Market price of Common Shares. Common shares of closed-end funds frequently trade at a price lower than their net asset value. This is commonly referred to as “trading at a discount.” This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund’s net asset value may decrease. Both long and short-term investors, including investors who sell their shares within a relatively short period after purchase, will be exposed to this risk. The Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes.
Whether investors will realize a gain or loss upon the sale of the Fund’s Common Shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the shares and is not directly dependent upon the Fund’s net asset value. Because the market value of the Fund’s shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its Common Shares will trade at, below or above net asset value, or below or above the offering price for the shares.
Market risk. The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Changes in market conditions may not have the same impact on all types of securities. The value of securities may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.
In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. The fallout from the COVID-19 pandemic and subsequent variants of COVID-19, and the long-term impact on economies, markets, industries and individual issuers, is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.
Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund's investments and negatively impact the Fund's performance. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value.  Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.  U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities.  For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China.  Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally.  The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military.  The Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any security or derivative position.
LIBOR risk. LIBOR (London Interbank Offered Rate) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, and interest rate swaps and other derivatives. ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis and is expected to cease publication of the remaining U.S. dollar LIBOR settings on a representative basis after September 30, 2024. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The effect of any changes to - or discontinuation of - LIBOR on the Fund will vary depending on, among other things, existing fallback provisions in individual contracts and whether, how, and when industry participants develop and widely adopt new reference rates and fallbacks for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Because the usefulness of LIBOR as a benchmark may deteriorate during the transition period, these effects could occur at any time.
High yield or “junk” bond risk. Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.
Interest rate risk. The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.
Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments
Credit risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund also may lose any premium it paid on the security.
Extension risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and reduce the value of the security.
Risk of illiquid investments. Certain securities and derivatives held by the Fund may be impossible or difficult to purchase, sell or unwind. Illiquid securities and derivatives also may be difficult to value. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. If the Fund is forced to sell an illiquid asset or unwind a derivatives position, the Fund may suffer a substantial loss or may not be able to sell at all.
Portfolio selection risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security, industry or about interest rates or other market factors may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
Municipal securities risk. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, housing, water or sewer and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities, potentially resulting in defaults, and can also have an adverse effect on the broader municipal securities market. To the extent the Fund invests significantly in a single state, city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including tobacco settlement bond revenues, industrial development revenues, health care facilities, education, special revenues and housing, the Fund will be more susceptible to associated risks and developments.
There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession.
The rate of interest paid on municipal securities normally is lower than the rate of interest paid on fully taxable securities. Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The payment of principal and interest on private activity and industrial development revenue bonds is solely dependent on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment. The municipal market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities.
Taxable investment risk. Although distributions of interest income from the Fund’s tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares are not. In addition, the interest on the Fund’s municipal securities could become subject to regular federal income tax or the AMT due to noncompliant conduct by issuers, unfavorable legislation or litigation, or adverse interpretations by regulatory authorities. You should consult a tax adviser about whether the AMT applies to you and about state and local taxes on your Fund distributions.
Risks of subordinated securities. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities than more senior securities.
U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline.
U.S. government agency obligations risk. The Fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Mortgage-related and asset-backed securities risk. The value of mortgage-related securities, including commercial mortgage-backed securities, collateralized mortgage-backed securities, credit risk transfer securities, and asset-backed securities, will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to interest rate, prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
Risks of investing in collateralized debt obligations. Investment in a collateralized debt obligation (CDO) is subject to the credit, subordination, interest rate, valuation, prepayment, extension and other risks of the obligations underlying the CDO and the tranche of the CDO in which the Fund invests. CDOs are subject to liquidity risk. Synthetic CDOs are also subject to the risks of investing in derivatives, such as credit default swaps, and leverage risk.
Risks of instruments that allow for balloon payments or negative amortization payments. Certain debt instruments allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.
Risks of zero coupon bonds, payment in kind, deferred and contingent payment securities. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the Fund receives no periodic cash payments on such securities, the Fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the Fund to distribute to stockholders. Such distributions may be taxable when distributed to stockholders
Derivatives risk. Using swaps, forward foreign currency exchange contracts, bond and interest rate futures and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to stockholders. The U.S. government and foreign governments have adopted and implemented or are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Synthetic municipal securities risk. The tax-exempt character of the interest paid on tender option bonds, bond receipts and similar synthetic municipal securities, a type of derivative instrument, is based on the tax-exempt income stream from the collateral. In addition to the risks of investing in municipal securities and in derivatives generally, investments in synthetic municipal securities are subject to the risk that income derived from such securities is deemed to be taxable.
Risks of investing in inverse floating rate obligations. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.
Credit default swap risk. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.
Structured securities risk. Structured securities may behave in ways not anticipated by the Fund, or they may not receive the tax, accounting or regulatory treatment anticipated by the Fund.
Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the Fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so.  New derivatives regulations require the Fund, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage.  These regulations may limit the ability of the Fund to pursue its investment
The Fund may use financial leverage on an ongoing basis for investment purposes by issuing preferred shares. The fees and expenses attributed to leverage, including any increase in the management fees, will be borne by holders of common shares. Since the Adviser’s fee is based on a percentage of the Fund’s managed assets, its fee will be higher if the Fund is leveraged, and the Adviser will thus have an incentive to leverage the Fund.
Repurchase agreement risk. In the event that the other party to a repurchase agreement defaults on its obligations, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Market segment risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.
Valuation risk. Nearly all of the Fund's investments are valued using a fair value methodology.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Cybersecurity risk. Cybersecurity failures by and breaches of the Fund’s Adviser, transfer agent, custodian, Fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund stockholders from purchasing or selling shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private stockholder information, and result in financial losses to the Fund and its stockholders, regulatory fines, penalties, reputational damage, or additional compliance costs.  Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its stockholders could be negatively impacted as a result.
Cash management risk. The value of the investments held by the Fund for cash management or temporary defensive purposes may be affected by market risks, changing interest rates and by changes in credit ratings of the investments. To the extent that the Fund has any uninvested cash, the Fund would be subject to credit risk with respect to the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash and the Fund’s yield will go down. During such periods, it may be more difficult for the Fund to achieve its investment objective.
Anti-takeover provisions. The Fund’s Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking to provide its common stockholders with a high level of current income exempt from regular federal income tax. These provisions include staggered terms of service for the Directors, advance notice requirements for stockholder proposals, and super-majority voting requirements for certain transactions with affiliates, open-ending the Fund or a merger, liquidation, asset sale or similar transaction. The Fund’s Bylaws also contain a provision providing that the Board of Directors has adopted a resolution to opt in the Fund to the provisions of the Maryland Control Share Acquisition Act (“MCSAA”). Such provisions may limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. There can be no assurance, however, that such provisions will be sufficient to deter activist investors that seek to cause the Fund to take actions that may not be aligned with the interests of long-term stockholders.  Furthermore, the law is uncertain on the use of control share provisions.  Courts have found that control share provisions in the by-laws of closed-end funds organized as Massachusetts business trusts are inconsistent with the 1940 Act.  Courts have not yet considered a closed-end fund’s decision to opt in to a state’s control share statute similar to the Fund’s decision to opt in to the MCSAA.  It is possible that a court could decide that the Fund’s decision to opt in to the MCSAA is inconsistent with the 1940 Act.
Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Effects of Leverage [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effects of leverage on common share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below assumes the Fund’s continued use of leverage through preferred shares issued and outstanding as of April 30, 2023 as a percentage of the Fund’s total assets (which includes the assets attributable to such leverage), the annual dividend rate on the preferred shares as of April 30, 2023, and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, if any.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, the actual dividend rate payable on the preferred shares by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

Preferred shares as a percentage of total managed assets (including assets attributable to preferred shares)	35.78%
Annual effective dividend rate payable by Fund on preferred shares	3.32%
Annual return Fund portfolio must experience (net of expenses) to cover dividend rate on preferred shares	1.19%
Common share total return for (10.00)% assumed portfolio total return	(17.42)%
Common share total return for (5.00)% assumed portfolio total return	(9.64)%
Common share total return for 0.00% assumed portfolio total return	(1.85)%
Common share total return for 5.00% assumed portfolio total return	5.94%
Common share total return for 10.00% assumed portfolio total return	13.72%
Common share total return is composed of two elements - investment income net of the Fund’s expenses, including any interest/dividends on assets resulting from leverage, and gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments.
This table reflects hypothetical performance of the Fund’s portfolio and not the performance of the Fund’s common shares, the value of which will be determined by market forces and other factors.
Should the Fund elect to add additional leverage to its portfolio, the potential benefits of leveraging the Fund’s shares cannot be fully achieved until the proceeds resulting from the use of leverage have been received by the Fund and invested in accordance with the Fund’s investment objective and principal investment strategies. The Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Annual Interest Rate [Percent]	3.32%
Annual Coverage Return Rate [Percent]	1.19%
Effects of Leverage [Table Text Block]
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, the actual dividend rate payable on the preferred shares by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

Preferred shares as a percentage of total managed assets (including assets attributable to preferred shares)	35.78%
Annual effective dividend rate payable by Fund on preferred shares	3.32%
Annual return Fund portfolio must experience (net of expenses) to cover dividend rate on preferred shares	1.19%
Common share total return for (10.00)% assumed portfolio total return	(17.42)%
Common share total return for (5.00)% assumed portfolio total return	(9.64)%
Common share total return for 0.00% assumed portfolio total return	(1.85)%
Common share total return for 5.00% assumed portfolio total return	5.94%
Common share total return for 10.00% assumed portfolio total return	13.72%

Return at Minus Ten [Percent]	(17.42%)
Return at Minus Five [Percent]	(9.64%)
Return at Zero [Percent]	(1.85%)
Return at Plus Five [Percent]	5.94%
Return at Plus Ten [Percent]	13.72%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effects of leverage on common share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below assumes the Fund’s continued use of leverage through preferred shares issued and outstanding as of April 30, 2023 as a percentage of the Fund’s total assets (which includes the assets attributable to such leverage), the annual dividend rate on the preferred shares as of April 30, 2023, and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, if any.

Share Price [Table Text Block]
Prices and Distributions  |  4/30/23
Market Value per Common Share^

	4/30/23	4/30/22
Market Value	$8.78	$9.57
Discount	(13.67)%	(12.20)%
Net Asset Value per Common Share^
	4/30/23	4/30/22
Net Asset Value	$10.17	$10.90
The data shown above represents past performance, which is no guarantee of future results.
^  Net asset value and market value are published in Barron’s on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday. Net asset value and market value are published daily on the Fund’s website at www.amundi.com/us.

Latest Share Price	$ 8.78	[1]	$ 9.57
Latest Premium (Discount) to NAV [Percent]	(13.67%)	[1]	(12.20%)
Latest NAV	$ 10.17	[1]	$ 10.90
General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General. The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading tool. The Fund is not a complete investment program and should be considered only as an addition to an investor’s existing portfolio of investments. Because the Fund may invest substantially in high yield debt securities, an investment in the Fund’s shares is speculative in that it involves a high degree of risk. Due to uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Instruments in which the Fund invests may only have limited liquidity, or may be illiquid.

Market price of Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market price of Common Shares. Common shares of closed-end funds frequently trade at a price lower than their net asset value. This is commonly referred to as “trading at a discount.” This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund’s net asset value may decrease. Both long and short-term investors, including investors who sell their shares within a relatively short period after purchase, will be exposed to this risk. The Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes.
Whether investors will realize a gain or loss upon the sale of the Fund’s Common Shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the shares and is not directly dependent upon the Fund’s net asset value. Because the market value of the Fund’s shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its Common Shares will trade at, below or above net asset value, or below or above the offering price for the shares.

Market risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market risk. The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Changes in market conditions may not have the same impact on all types of securities. The value of securities may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.
In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. The fallout from the COVID-19 pandemic and subsequent variants of COVID-19, and the long-term impact on economies, markets, industries and individual issuers, is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.
Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund's investments and negatively impact the Fund's performance. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value.  Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.  U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities.  For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China.  Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally.  The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military.  The Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any security or derivative position.

LIBOR risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR risk. LIBOR (London Interbank Offered Rate) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, and interest rate swaps and other derivatives. ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis and is expected to cease publication of the remaining U.S. dollar LIBOR settings on a representative basis after September 30, 2024. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The effect of any changes to - or discontinuation of - LIBOR on the Fund will vary depending on, among other things, existing fallback provisions in individual contracts and whether, how, and when industry participants develop and widely adopt new reference rates and fallbacks for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Because the usefulness of LIBOR as a benchmark may deteriorate during the transition period, these effects could occur at any time.

High yield or junk bond risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High yield or “junk” bond risk. Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.

Interest rate risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest rate risk. The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.
Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments

Credit risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

Prepayment or call risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund also may lose any premium it paid on the security.

Extension risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and reduce the value of the security.

Risk of illiquid investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of illiquid investments. Certain securities and derivatives held by the Fund may be impossible or difficult to purchase, sell or unwind. Illiquid securities and derivatives also may be difficult to value. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. If the Fund is forced to sell an illiquid asset or unwind a derivatives position, the Fund may suffer a substantial loss or may not be able to sell at all.

Portfolio selection risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio selection risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security, industry or about interest rates or other market factors may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.

Municipal securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal securities risk. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, housing, water or sewer and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities, potentially resulting in defaults, and can also have an adverse effect on the broader municipal securities market. To the extent the Fund invests significantly in a single state, city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including tobacco settlement bond revenues, industrial development revenues, health care facilities, education, special revenues and housing, the Fund will be more susceptible to associated risks and developments.
There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession.
The rate of interest paid on municipal securities normally is lower than the rate of interest paid on fully taxable securities. Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The payment of principal and interest on private activity and industrial development revenue bonds is solely dependent on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment. The municipal market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities.

Taxable investment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Taxable investment risk. Although distributions of interest income from the Fund’s tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares are not. In addition, the interest on the Fund’s municipal securities could become subject to regular federal income tax or the AMT due to noncompliant conduct by issuers, unfavorable legislation or litigation, or adverse interpretations by regulatory authorities. You should consult a tax adviser about whether the AMT applies to you and about state and local taxes on your Fund distributions.

Risks of subordinated securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of subordinated securities. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities than more senior securities.

US Treasury obligations risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline.

US government agency obligations risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. government agency obligations risk. The Fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Mortgage related and asset backed securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-related and asset-backed securities risk. The value of mortgage-related securities, including commercial mortgage-backed securities, collateralized mortgage-backed securities, credit risk transfer securities, and asset-backed securities, will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to interest rate, prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Risks of instruments that allow for balloon payments or negative amortization payments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of instruments that allow for balloon payments or negative amortization payments. Certain debt instruments allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

Risks of zero coupon bonds payment in kind deferred and contingent payment securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of zero coupon bonds, payment in kind, deferred and contingent payment securities. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the Fund receives no periodic cash payments on such securities, the Fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the Fund to distribute to stockholders. Such distributions may be taxable when distributed to stockholders

Derivatives risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives risk. Using swaps, forward foreign currency exchange contracts, bond and interest rate futures and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to stockholders. The U.S. government and foreign governments have adopted and implemented or are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Synthetic municipal securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Synthetic municipal securities risk. The tax-exempt character of the interest paid on tender option bonds, bond receipts and similar synthetic municipal securities, a type of derivative instrument, is based on the tax-exempt income stream from the collateral. In addition to the risks of investing in municipal securities and in derivatives generally, investments in synthetic municipal securities are subject to the risk that income derived from such securities is deemed to be taxable.

Risks of investing in inverse floating rate obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of investing in inverse floating rate obligations. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

Credit default swap risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit default swap risk. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.

Structured securities risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Structured securities risk. Structured securities may behave in ways not anticipated by the Fund, or they may not receive the tax, accounting or regulatory treatment anticipated by the Fund.
Leveraging risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the Fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so.  New derivatives regulations require the Fund, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage.  These regulations may limit the ability of the Fund to pursue its investment
The Fund may use financial leverage on an ongoing basis for investment purposes by issuing preferred shares. The fees and expenses attributed to leverage, including any increase in the management fees, will be borne by holders of common shares. Since the Adviser’s fee is based on a percentage of the Fund’s managed assets, its fee will be higher if the Fund is leveraged, and the Adviser will thus have an incentive to leverage the Fund.

Repurchase agreement risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase agreement risk. In the event that the other party to a repurchase agreement defaults on its obligations, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Market segment risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market segment risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

Valuation risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation risk. Nearly all of the Fund's investments are valued using a fair value methodology.  The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Cybersecurity risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity risk. Cybersecurity failures by and breaches of the Fund’s Adviser, transfer agent, custodian, Fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund stockholders from purchasing or selling shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private stockholder information, and result in financial losses to the Fund and its stockholders, regulatory fines, penalties, reputational damage, or additional compliance costs.  Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its stockholders could be negatively impacted as a result.

Cash management risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cash management risk. The value of the investments held by the Fund for cash management or temporary defensive purposes may be affected by market risks, changing interest rates and by changes in credit ratings of the investments. To the extent that the Fund has any uninvested cash, the Fund would be subject to credit risk with respect to the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash and the Fund’s yield will go down. During such periods, it may be more difficult for the Fund to achieve its investment objective.

Anti takeover provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-takeover provisions. The Fund’s Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by converting the Fund to open-end status or changing the composition of the Board, that may be detrimental to the Fund’s ability to achieve its primary investment objective of seeking to provide its common stockholders with a high level of current income exempt from regular federal income tax. These provisions include staggered terms of service for the Directors, advance notice requirements for stockholder proposals, and super-majority voting requirements for certain transactions with affiliates, open-ending the Fund or a merger, liquidation, asset sale or similar transaction. The Fund’s Bylaws also contain a provision providing that the Board of Directors has adopted a resolution to opt in the Fund to the provisions of the Maryland Control Share Acquisition Act (“MCSAA”). Such provisions may limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. There can be no assurance, however, that such provisions will be sufficient to deter activist investors that seek to cause the Fund to take actions that may not be aligned with the interests of long-term stockholders.  Furthermore, the law is uncertain on the use of control share provisions.  Courts have found that control share provisions in the by-laws of closed-end funds organized as Massachusetts business trusts are inconsistent with the 1940 Act.  Courts have not yet considered a closed-end fund’s decision to opt in to a state’s control share statute similar to the Fund’s decision to opt in to the MCSAA.  It is possible that a court could decide that the Fund’s decision to opt in to the MCSAA is inconsistent with the 1940 Act.

Risks of investing in collateralized debt obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of investing in collateralized debt obligations. Investment in a collateralized debt obligation (CDO) is subject to the credit, subordination, interest rate, valuation, prepayment, extension and other risks of the obligations underlying the CDO and the tranche of the CDO in which the Fund invests. CDOs are subject to liquidity risk. Synthetic CDOs are also subject to the risks of investing in derivatives, such as credit default swaps, and leverage risk.

[1]	Net asset value and market value are published in Barron’s on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday. Net asset value and market value are published daily on the Fund’s website at www.amundi.com/us.